SCHEDULE OF NOTES PAYABLE RELATED PARTY (Details) - USD ($)	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Short-Term Debt [Line Items]
Total notes payable – related parties	$ 790,752		$ 769,554		$ 33,312
Notes payable – related parties, current portion	(732,753)		$ (712,499)
Notes Payable, Current, Related and Nonrelated Party Status [Extensible Enumeration]			Related Party [Member]		Related Party [Member]
Notes payable – related parties, net of current portion	57,999		$ 57,055		$ 25,338
Notes Payable, Noncurrent, Related and Nonrelated Party Status [Extensible Enumeration]			Related Party [Member]		Related Party [Member]
Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable – related parties	1,784,151		$ 1,785,651		$ 1,531,651
Notes payable – related parties, current portion	(1,784,151)		(1,785,651)		(6,000)
Notes payable – related parties, net of current portion					1,525,651
Notes Payable Related Party One [Member]
Short-Term Debt [Line Items]
Notes payable – related parties, current portion			(260,000)
Notes Payable Related Party One [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable – related parties	1,352,651	[1]	1,352,651	[1],[2]	1,352,651	[2]
Notes payable – related parties, current portion	(260,000)		(260,000)
Notes Payable Related Party Two [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable – related parties	260,000	[3]	260,000	[3],[4]		[4]
Notes payable – related parties, current portion	(125,500)		(125,500)
Notes Payable Related Party Three [Member]
Short-Term Debt [Line Items]
Total notes payable – related parties			47,500
Notes Payable Related Party Three [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable – related parties	125,500	[5]	125,500	[5],[6]	125,500	[6]
Notes payable – related parties, current portion	(46,000)		(47,500)
Notes Payable Related Party Four [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Total notes payable – related parties	$ 46,000	[7]	$ 47,500	[7],[8]	$ 53,500	[8]

[1]	On April 4, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $1,500,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on April 4, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. At March 31, 2023 and December 31, 2022, outstanding principal was $1,352,651 and $1,352,651, respectively.
[2]	On April 4, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $1,500,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on April 4, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. At December 31, 2022 and 2021, outstanding principal was $1,352,651 and $1,352,651, respectively.
[3]	On May 6, 2022, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $300,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on May 6, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. At March 31, 2023 and December 31, 2022, outstanding principal was $260,000 and $260,000, respectively.
[4]	On May 6, 2022, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $300,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on May 6, 2024, at which time all outstanding principal amounts and accrued interest are due and payable. At December 31, 2022, the outstanding principal was $260,000.
[5]	On August 29, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $200,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on August 29, 2023, at which time all outstanding principal amounts and accrued interest are due and payable. During the period ended March 31, 2023 Mr. Clark made additional advances of $80,000 that were repaid by the end of the period. At March 31, 2023 and December 31, 2022, outstanding principal was $125,500 and $125,500, respectively.
[6]	On August 29, 2019, the Company entered into an unsecured Line of Credit Agreement with Robert Clark. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $200,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on August 29, 2023, at which time all outstanding principal amounts and accrued interest are due and payable. December 31, 2022 and December 31, 2021, outstanding principal was $125,500 and $125,500, respectively.
[7]	On February 19, 2019, the Company issued an unsecured Standard Promissory Note in Favor of Robert Clark, as lender, in the original principal amount of $70,000. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The note bears no interest. Principal payments of $500 per month commenced in March 2019, with final payment due in March 2021. On March 15, 2022, the Company issued an Amendment to the original issued Standard Promissory Note in Favor of Robert Clark for the remaining outstanding principal of $58,000. On April 3, 2023, the Company issued an Amendment to the original issued Standard Promissory Note in Favor of Robert Clark for the remaining outstanding principal of $46,000 Principal payment of $500 per month, with final payment due in March 2024. The outstanding principal balance of this note at December 31, 2022 was $47,500. During the three months ended March 31, 2023, the Company made principal payments of $1,500, leaving an outstanding principal balance of $46,000 at March 31, 2023.
[8]	On February 19, 2019, the Company issued an unsecured Standard Promissory Note in Favor of Robert Clark, as lender, in the original principal amount of $70,000. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The note bears no interest. Principal payments of $500 per month commenced in March 2019, with final payment due in March 2021. On March 15, 2022, the Company issued an Amendment to the original issued Standard Promissory Note in Favor of Robert Clark for the remaining outstanding principal of $58,000. Principal payment of $500 per month, with final payment due in March 2023. The outstanding principal balance of this note at December 31, 2021 was $53,500. During the year ended December 31, 2022, the Company made principal payments of $6,000, leaving an outstanding principal balance of $47,500 at December 31, 2022.